Convertible Preferred Stock and Stockholders' Deficit - Summary of Issuances of Convertible Preferred Stock (Detail) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Original Issue Price per Share		$ 0.88903
Number of Shares	0	12,043,108	12,043,108	12,043,108	12,043,108
Conversion Price per Share		$ 0.88903
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Original Issue Price per Share		$ 6.12740
Number of Shares	0	6,120,050	6,120,050	6,120,050
Conversion Price per Share		$ 6.12740